Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

January 10, 2024

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Mutual Series Funds
File Nos.: 033-18516 and 811-05387

Dear Sir or Madam:

In connection with the registration by Franklin Mutual Series Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (the “Registration Statement”).
This Registration Statement is being filed to register Class A, Class C, Class R6 and Class Z shares of the Registrant that will be issued to shareholders of the Franklin Mutual Financial Services Fund (the “Target Fund”), a series of the Registrant, in connection with a transfer of substantially all of the assets of the the Target Fund to the Franklin Mutual Global Discovery Fund (the “Acquiring Fund”), also a series of the Registrant, pursuant to a Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Target Fund at a special meeting of shareholders.
Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on February 9, 2024. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

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